Debt - Schedule of Reconciliation of the Beginning and Ending Balances for the Convertible Knight Note (Details) - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024
Schedule of Reconciliation of the Beginning and Ending Balances for the Convertible Knight Note [Abstract]
Beginning balance		$ 21,520,650
Fair value at modification date - January 9, 2023			21,520,650
Fair value - mark to market adjustment	$ (6,105,066)	1,064,849	(339,052)	$ 6,105,066
Extinguishment of Promissory Notes	(17,434,930)
Accrued interest recognized		659,306	634,243
Ending balance		$ 23,539,996	$ 21,815,841